STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income
Interest income	$ 3,754	$ 14,656
Other income	0	5,525
Total income	3,754	20,181
Share of losses from operating limited partnerships	(1,860,831)	(1,846,049)
Expenses and loss
Professional fees	182,921	99,186
Partnership management fee	1,034,407	1,009,786
Amortization	738,872	769,616
General and administrative expenses	76,318	82,290
Impairment loss	7,131,903	6,999,722
Operating expenses	9,164,421	8,960,600
NET LOSS	(11,021,498)	(10,786,468)
Net loss allocated to general partner	(27,553)	(26,966)
Net loss allocated to limited partner	(10,993,945)	(10,759,502)
Net loss per BAC (in dollars per share)	(0.93)	(0.91)
Series Forty Seven [Member]
Income
Interest income	414	2,248
Other income	0	0
Total income	414	2,248
Share of losses from operating limited partnerships	(204,867)	(350,362)
Expenses and loss
Professional fees	113,846	30,920
Partnership management fee	362,252	358,409
Amortization	333,656	333,656
General and administrative expenses	23,923	26,132
Impairment loss	2,099,906	1,950,396
Operating expenses	2,933,583	2,699,513
NET LOSS	(3,138,036)	(3,047,627)
Net loss allocated to general partner	(7,845)	(7,619)
Net loss allocated to limited partner	(3,130,191)	(3,040,008)
Net loss per BAC (in dollars per share)	(0.90)	(0.87)
Series Forty Eight [Member]
Income
Interest income	490	2,299
Other income	0	0
Total income	490	2,299
Share of losses from operating limited partnerships	(315,041)	(242,780)
Expenses and loss
Professional fees	28,059	26,824
Partnership management fee	211,432	219,915
Amortization	138,952	138,952
General and administrative expenses	20,182	22,896
Impairment loss	1,450,208	1,461,206
Operating expenses	1,848,833	1,869,793
NET LOSS	(2,163,384)	(2,110,274)
Net loss allocated to general partner	(5,408)	(5,276)
Net loss allocated to limited partner	(2,157,976)	(2,104,998)
Net loss per BAC (in dollars per share)	(0.94)	(0.92)
Series Forty Nine [Member]
Income
Interest income	2,850	10,109
Other income	0	5,525
Total income	2,850	15,634
Share of losses from operating limited partnerships	(1,340,923)	(1,252,907)
Expenses and loss
Professional fees	41,016	41,442
Partnership management fee	460,723	431,462
Amortization	266,264	297,008
General and administrative expenses	32,213	33,262
Impairment loss	3,581,789	3,588,120
Operating expenses	4,382,005	4,391,294
NET LOSS	(5,720,078)	(5,628,567)
Net loss allocated to general partner	(14,300)	(14,071)
Net loss allocated to limited partner	$ (5,705,778)	$ (5,614,496)
Net loss per BAC (in dollars per share)	(0.95)	(0.94)